Related Party Transactions (Details Narrative) - USD ($)				1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 02, 2015	Jun. 16, 2014	Jun. 14, 2014	Jun. 30, 2015	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Equity instuments issued arrears of compensation	$ 37,500
Amounts payable to directors				$ 293,546	$ 293,546		$ 293,546		$ 293,546
Number of option granted							4,652,076		27,756,821
Stock based compensation expense							$ 514,399	$ 9,997,201	$ 11,667,361	$ 9,877
Director [Member]
Number of option granted		642,200	134,553	111,112
Fair value of stock option		$ 597,246	$ 108,988	$ 16,667
Stock based compensation expense					134,373	$ 49,771	310,931	49,771
Consulting Agreement [Member]
Consulting fees to director									240,000	129,231
Accounts payable									$ 210,212	$ 216,000
Executive Chairman Agreement [Member] | Director [Member]
Consulting fees to director					$ 37,500	$ 55,385	102,115	$ 120,000
Paid in stock option							$ 92,885